Commitments and contingencies - Lloyd's Central Fund (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross written premium by intermediary
Percentage of gross written premium		59.00%	56.00%	58.00%
Lloyd's Central Fund
Gross written premium by intermediary
Percentage of gross written premium		0.35%
Maximum percentage of additional contribution of capacity		3.00%
Lloyd's Central Fund | Forecast
Gross written premium by intermediary
Contribution to the Central Fund	$ 0.6